INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY	6 Months Ended
Dec. 31, 2022
INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY
INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY

11.   INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY

In consideration of payment of Pro Farm Merger, we have issued 16.4 million shares. See Note 6.

See Note 7.12 in reference to the issuance of 1.5 million shares in connection with the conversion of the convertible note that we had issued in 2020.

The Secured Convertibles Guaranteed Notes mentioned in Note 7.12 were classified as compound instruments, a non-derivative financial instrument that contains both a liability and an equity component. The equity consideration was included in the “Convertible instruments” column.

As of December 31, 2022, we had (i) 100,000,000 ordinary shares ($0.0001 par value) authorized, (ii) 63,329,098 ordinary shares issued and outstanding, (iii) 1,000,000 preferred shares ($0.0001 par value) authorized, (iv) no preferred shares issued and outstanding, (v) 2,478,123 ordinary shares reserved for our equity compensation plans. Of the total issued shares, we have repurchased 2,144,596 shares of our own.

Holders of the ordinary shares are entitled to one vote for each ordinary share.